MORTGAGE SERVICING RIGHTS	12 Months Ended
Dec. 31, 2015
Transfers And Servicing [Abstract]
MORTGAGE SERVICING RIGHTS

NOTE 5 - MORTGAGE SERVICING RIGHTS

Loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of loans serviced for others were approximately $123,302,000 and $113,156,000 at December 31, 2015 and 2014, respectively.

The carrying amount of servicing rights recorded on loans serviced for others was $1,109,720 and $961,823, respectively, at December 31, 2015 and 2014, which approximated their fair value. The fair value of servicing rights at December 31, 2015 was determined using a discount rate of 9%, monthly prepayment speeds ranging from 149% to 407%, depending on the stratification of the specific right, ancillary income of $48 per loan annually, and incremental cost to service of approximately $43 per loan annually. The fair value of servicing rights at December 31, 2014 was determined using a discount rate of 9%, monthly prepayment speeds ranging from 262% to 407%, depending on the stratification of the specific right, ancillary income of $48 per loan annually, and incremental cost to service of approximately $43 per loan annually. The ancillary income and cost to service assumptions include projected loan defaults.

The following summarizes the activity pertaining to mortgage servicing rights along with the aggregate activity in related valuation allowances:

	Year Ended
	December 31,
	2015	2014
Balance, beginning	$961,823	$918,247
Mortgage servicing rights capitalized	230,826	150,546
Mortgage servicing rights amortized	(144,607)	(106,970)
Decrease in provision for loss in fair value	61,678	-

Balance, ending	$1,109,720	$961,823

Valuation allowances:

Balance, beginning	$178,896	$178,896
Decrease	(61,678)	-

Balance, ending	$117,218	$178,896

Estimated future amortization expense on mortgage servicing rights is as follows:

Year Ending December 31,	Amount
2016	$138,384
2017	133,145
2018	111,111
2019	67,291
2020	43,786
Thereafter	616,003

$1,109,720